5. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Sensibility analysis

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	4,521,190	(4,521,190)
Pound Sterling	2,378,051	(2,378,051)
Euro	821,841	(821,841)
Canadian Dollar	532,513	(532,513)
Brazilian Real	1,632,212	(1,632,212)
Swedish Crown	537,615	(537,615)
Norwegian Crown	184,215	(184,215)
Mexican Peso	470,730	(470,730)
Argentine Peso	(1,438,592)	1,438,592
Total	9,639,775	(9,639,775)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	5,546,444	(5,546,444)
Pound Sterling	3,314,911	(3,314,911)
Euro	1,003,488	(1,003,488)
Canadian Dollar	517,643	(517,643)
Brazilian Real	1,806,479	(1,806,479)
Swedish Crown	514,287	(514,287)
Norwegian Crown	181,236	(181,236)
Mexican Peso	454,061	(454,061)
Argentine Peso	(1,074,330)	1,074,330
Total	12,264,219	(12,264,219)

Sensitivity analysis by currency, effect on net income for the year ended as of December 31, 2015:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	3,040,695	(3,040,695)
Pound Sterling	2,322,687	(2,322,687)
Euro	804,704	(804,704)
Canadian Dollar	355,127	(355,127)
Brazilian Real	1,360,232	(1,360,232)
Swedish Crown	427,269	(427,269)
Norwegian Crown	117,536	(117,536)
Mexican Peso	312,503	(312,503)
Argentine Peso	(790,509)	790,509
Total	7,950,244	(7,950,244)

Sensibility analysis by currency, effect on Equity

Sensitivity analysis by currency, effect on Equity as of December 2017:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	9,607,302	(9,607,302)
Pound Sterling	6,896,198	(6,896,198)
Euro	3,980,555	(3,980,555)
Canadian Dollar	1,425,507	(1,425,507)
Brazilian Real	1,355,866	(1,355,866)
Swedish Crown	1,184,116	(1,184,116)
Norwegian Crown	465,352	(465,352)
Mexican Peso	1,122,462	(1,122,462)
Total	26,037,358	(26,037,358)

Sensitivity analysis by currency, effect on Equity as of December 2016:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	24,930,118	(24,930,118)
Pound Sterling	13,419,013	(13,419,013)
Euro	6,853,704	(6,853,704)
Canadian Dollar	2,156,353	(2,156,353)
Brazilian Real	3,349,844	(3,349,844)
Swedish Crown	1,744,631	(1,744,631)
Norwegian Crown	573,453	(573,453)
Mexican Peso	1,983,734	(1,983,734)
Total	55,010,850	(55,010,850)

Sensitivity analysis by currency, effect on Equity as of December 2015:

	10% Depreciation	10% Appreciation
	in ThCh$	in ThCh$
United States Dollar	19,971,414	(19,971,414)
Pound Sterling	12,333,100	(12,333,100)
Euro	5,705,633	(5,705,633)
Canadian Dollar	1,905,016	(1,905,016)
Brazilian Real	3,496,527	(3,496,527)
Swedish Crown	1,630,063	(1,630,063)
Norwegian Crown	482,054	(482,054)
Mexican Peso	1,514,087	(1,514,087)
Total	47,037,894	(47,037,894)

Company’s maturities regarding non-derivative financial liabilities
		To maturity (*)
	Carrying amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
As of December 31, 2017	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-derivative financial liabilities
Bank borrowings	139,917,345	112,021,591	29,758,381	656,469	594,158
Obligations with the public (bonds)	121,404,578	25,446,685	22,732,000	4,311,722	109,926,397
Trade and other payables	120,753,782	120,753,782	—	—	—
Trade payables due to related parties	7,654,334	7,361,779	292,555	—	—
Subtotal	389,730,039	265,583,837	52,782,936	4,968,191	110,520,555
Derivative financial liabilities
Hedging liabilities	6,387,551	3,257,209	1,502,723	1,627,619	—
Non-hedging liabilities	55,759	55,759	—	—	—
Subtotal	6,443,309	3,312,968	1,502,723	1,627,619	—
Total	396,173,348	268,896,805	54,285,659	6,595,810	110,520,555

		To maturity (*)
	Carrying amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
As of December 31, 2016	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other non-derivative financial liabilities
Bank borrowings	106,463,145	16,748,232	36,303,400	13,185,618	110,199,480
Obligations with the public (bonds)	132,608,608	76,033,087	27,326,051	—	—
Trade and other payables	118,611,533	118,611,533	—	—	—
Trade payables due to related parties	5,575,972	5,256,371	319,601	—	—
Subtotal	363,259,258	216,649,223	63,949,052	13,185,618	110,199,480
Derivative financial liabilities
Hedging liabilities	9,603,587	5,630,537	3,968,122	4,929	—
Non-hedging liabilities	2,315,741	2,315,741	—	—	—
Subtotal	11,919,328	7,946,278	3,968,122	4,929	—
Total	375,178,586	224,595,501	67,917,174	13,190,547	110,199,480

(*): Include interests at the maturity date.